COMMITMENTS AND CONTINGENCIES (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2015 vessel	Jun. 30, 2016 USD ($) vessel	Dec. 31, 2017 vessel	Dec. 31, 2016 vessel	Dec. 31, 2006 USD ($)	Dec. 31, 2015 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Lease term					10 years
Sellers credit, total value					$ 2,700,000
Purchase option net of sellers credit, exercised by the lessor		$ 12,200,000
Percentage of joint venture debt guaranteed		50.00%
Sale Leaseback Transaction, Lease Term		10 years
Number of newbuildings under construction | vessel		12
Newbuilding commitments		$ 367,300,000
Claims for damages against charterers		2,400,000
2016 (six months to December 31)		22,080,000
2017		34,857,000
2018		34,397,000
2019		34,397,000
2020		34,488,000
Thereafter		200,404,000
Total		$ 360,623,000
Scenario, Forecast
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels expected to be delivered | vessel			6	6
Ship Finance International Ltd
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold and leased back | vessel	8	8
Sale Leaseback Transaction, Lease Term	10 years
Ship Finance International Ltd | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option, vessels		$ 112,000,000
Charter term, extension		3 years
Daily charter rate, extension		$ 14,900
Golden Opus Inc.
Unrecorded Unconditional Purchase Obligation [Line Items]
Joint venture obligation, amount outstanding		$ 17,900,000				$ 18,300,000
Golden Lydernhorn
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold, owned prior to the merger with the Former Golden Ocean | vessel		1
Newbuilding purchase commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
Expected newbuilding payments in 2016		$ 168,000,000
Expected newbuilding payments in 2017		199,300,000
Golden Opus Inc.
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum potential liability under Joint and Several Liability Arrangement		$ 8,950,000				$ 9,150,000